Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	SOLIGENIX, INC.
Entity Central Index Key	0000812796
Amendment Flag	false
Document Type	S-1
Document Period End Date	Sep. 30, 2016
Entity Filer Category	Smaller Reporting Company